INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS.
Schedule of investments

	As of December 31,
	2017	2018

Equity securities with readily determinable fair values:
Accor	780	3,816
Other marketable securities	257	295
Equity securities without readily determinable fair values:
OYO	66	66
Mobike	67	—
BJ GOOAGOO/GOOAGOO	60	—
Blossom Hill (Note 3)	60	—
Other equity securities without readily determinable fair values	103	113
Equity-method investments:
AAPC LUB	478	461
Hotel related funds	56	503
Shared office management entities	148	111
China Young	41	34
Cjia/Cjia Group	—	298
China Hospitality JV	—	117
BJ GOOAGOO/GOOAGOO	—	52
Other investments	30	55
Available-for-sale debt securities:
Cjia/Cjia Group	246	220
CREATER	100	100
Total	2,492	6,241